Private Placement (Details) - USD ($)			6 Months Ended	12 Months Ended
	Jan. 18, 2022	Dec. 17, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Private Placement [Line Items]
Aggregate amount			$ 3,000,000
Over-allotment option			$ 6,500,000
Warrants shares			3,000,000
Deposited into the operating account			$ 2,600,000
Generating gross proceeds				$ 3,000,000
proceeds from sale					$ 25,250,000
Cash deposit				$ 2,600,000
Private Placement Warrants [Member]
Private Placement [Line Items]
Anchor investors		8,600,000	8,600,000
Price per share		$ 1	$ 1	$ 1
Class of warrants or rights number of shares called by each warrant or right			1	1
Share price			$ 11.5	$ 11.5
Proceeds from the sale of the Private Placement			$ 6,000,000
Generating gross proceeds		$ 8,600,000	$ 8,600,000
Private Placement Warrants [Member] | Sponsor [Member]
Private Placement [Line Items]
Anchor investors			5,600,000	5,600,000
Generating gross proceeds				$ 6,500,000
Private Placement Warrants [Member] | Anchor Investors [Member]
Private Placement [Line Items]
Anchor investors			3,000,000	3,000,000
IPO [Member]
Private Placement [Line Items]
proceeds from sale		$ 227,250,000	$ 227,250,000
IPO [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Anchor investors			8,600,000
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Anchor investors			6,500,000	8,600,000
Over-Allotment Option [Member] | Private Placement Warrants [Member] | Sponsor [Member]
Private Placement [Line Items]
Anchor investors				6,500,000
Generating gross proceeds				$ 5,600,000
Private Placement [Member]
Private Placement [Line Items]
Aggregate amount			$ 5,600,000
proceeds from sale				$ 6,000,000
Private Placement [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Additional share	750,000		750,000	750,000
Generating gross proceeds	$ 750,000		$ 750,000	$ 750,000